CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 16,238	$ 366	$ (86)
Change in unrealized gains (losses) on marketable securities available-for-sale:
Gain (loss) on marketable securities recognized in OCI	376	(35)	(388)
Loss (gain) on marketable securities recognized in income	(27)	13	0
Other comprehensive income (loss), related to unrealized loss on marketable securities available-for-sale	349	(22)	(388)
Change in unrealized gains (losses) on cash flow hedges:
Gain (loss) on derivatives recognized in OCI	608	374	(367)
Loss (gain) on derivatives (effective portion) recognized in income	(1,023)	(228)	494
Other comprehensive income (loss), related to unrealized gains (loss) on cash flow hedges	(415)	146	127
Other comprehensive income (loss)	(66)	124	(261)
Total comprehensive income (loss)	$ 16,172	$ 490	$ (347)